Leases - Summary of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	12 Months Ended
Apr. 30, 2022
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	4
No. of leases with extension options	3
No. of leases with options to purchase	2
No. of leases with variable payments linked to an index	0
No. of leases with termination options	1
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	2
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0
Lab Equipment [Member]
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	1
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	1
No. of leases with termination options	0
Weighted average [member] | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	1 year 6 months
Weighted average [member] | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years
Weighted average [member] | Lab Equipment [Member]
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	1 year
Bottom of range [member] | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	6 months
Bottom of range [member] | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	1 year
Top of range [member] | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years
Top of range [member] | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years 6 months